Shareholders' capital - Common Shares (Detail) - shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Common Shares Rollforward
Beginning balance (in shares)	238,149,468	206,348,985
Public offering (in shares)	14,355,000	29,444,000
Issuance of shares under the dividend reinvestment and employee share purchase plans (in shares)	3,364,951	2,356,483
Ending balance (in shares)	255,869,419	238,149,468